Risk Management (Details) - Schedule of risk weighted assets, basic capital ratio and regulatory capital ratio $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)		Dec. 31, 2020 CLP ($)	Dec. 31, 2021 USD ($)
Risk Management (Details) - Schedule of risk weighted assets, basic capital ratio and regulatory capital ratio [Line Items]
Total assets according to the statement of financial position	$ 51,425,948		$ 45,550,960	$ 60,314,495
Regulatory Compliance for Capital Adequacy
Basic capital	4,223,013	[1]	3,726,267
Regulatory capital	5,522,703	[1]	4,878,500
Total consolidated assets	55,261,371	[1]	48,754,455
Total consolidated assets weighted by credit risk	$ 34,288,733	[1]	$ 30,566,571
Basic capital / consolidated assets	7.64%	[1]	7.64%
Regulatory capital / consolidated assets weighted by risk	16.11%	[1]	15.96%
Overall Consolidated [Member]
Risk Management (Details) - Schedule of risk weighted assets, basic capital ratio and regulatory capital ratio [Line Items]
Total assets according to the statement of financial position	$ 51,702,439
Non-consolidated investment in subsidiaries
Assets discounted from regulatory capital, other than item 2	61,953
Derivative credit equivalents	1,782,784
Financial derivative contracts	2,983,298
Contingent loans	2,612,170
Assets generated by the intermediation of financial instruments
Total assets for regulatory purposes	53,052,142
Credit risk weighted assets, estimated according to the standard methodology	28,280,644
Credit risk weighted assets, estimated according to internal methodologies
Market risk weighted assets	1,342,767
Operational risk weighted assets	2,956,592
Risk-weighted assets	32,580,003
Risk-weighted assets, after application of the output floor	32,580,003
Owner’s equity	4,223,013
Non-controlling interest	1
Goodwill
Excess minority investments
Common Equity Tier 1 Capital	4,223,014
Additional deductions to Common Equity Tier 1 Capital, other than item 2
Common Equity Tier 1 Capital	4,223,014
Voluntary provisions (additional) computed as additional Tier 1 capital (AT1)	325,800
Subordinated bonds computed as additional tier 1 capital (AT1)
Preferred shares allocated to additional tier 1 capital (AT1)
Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)
Discounts applied to AT1
Additional Tier 1 Capital (AT1)	325,800
Tier 1 Capital	4,548,814
Voluntary provisions (additional) computed as Tier 2 capital (T2)	214,452
Subordinated bonds computed as Tier 2 capital (T2)	871,079
Equivalent tier 2 capital (T2)	1,085,531
Discounts applied to T2
Tier 2 capital (T2)	1,085,531
Total or Regulatory Capital	5,634,345
Additional CET 1 Capital required for the constitution of the conservation buffer	0
Additional CET 1 Capital required to set up the countercyclical buffer	0
Additional CET 1 Capital required for banks qualified as systemic	0
Additional capital required for the evaluation of the adequacy of Total or Regulatory Capital (Pillar 2)	$ 0
Leverage Ratio	7.96%			7.96%
Common Equity Tier 1 (CET1) Capital Ratio	12.96%			12.96%
Tier 1 capital Ratio	13.96%			13.96%
Total or Regulatory Capital Ratio	17.29%			17.29%
Credit rating	A
Regulatory Compliance for Capital Adequacy
Additional provisions computed as Tier 2 capital (T2) in relation to Credit RWA	0.76%			0.76%
Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	20.63%			20.63%
Additional Tier 1 Capital (AT1) in relation to CET 1 Capital	7.71%			7.71%
Voluntary (additional) provisions and subordinated computed as AT1 in relation to RWAs	1.00%			1.00%
Local Consolidated [Member]
Risk Management (Details) - Schedule of risk weighted assets, basic capital ratio and regulatory capital ratio [Line Items]
Total assets according to the statement of financial position	$ 51,702,439
Non-consolidated investment in subsidiaries
Assets discounted from regulatory capital, other than item 2	61,953
Derivative credit equivalents	1,782,784
Financial derivative contracts	2,983,298
Contingent loans	2,612,170
Assets generated by the intermediation of financial instruments
Total assets for regulatory purposes	53,052,142
Credit risk weighted assets, estimated according to the standard methodology	28,280,644
Credit risk weighted assets, estimated according to internal methodologies
Market risk weighted assets	1,342,767
Operational risk weighted assets	2,956,592
Risk-weighted assets	32,580,003
Risk-weighted assets, after application of the output floor	32,580,003
Owner’s equity	4,223,013
Non-controlling interest	1
Goodwill
Excess minority investments
Common Equity Tier 1 Capital	4,223,014
Additional deductions to Common Equity Tier 1 Capital, other than item 2
Common Equity Tier 1 Capital	4,223,014
Voluntary provisions (additional) computed as additional Tier 1 capital (AT1)	325,800
Subordinated bonds computed as additional tier 1 capital (AT1)
Preferred shares allocated to additional tier 1 capital (AT1)
Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)
Discounts applied to AT1
Additional Tier 1 Capital (AT1)	325,800
Tier 1 Capital	4,548,814
Voluntary provisions (additional) computed as Tier 2 capital (T2)	214,452
Subordinated bonds computed as Tier 2 capital (T2)	871,079
Equivalent tier 2 capital (T2)	1,085,531
Discounts applied to T2
Tier 2 capital (T2)	1,085,531
Total or Regulatory Capital	5,634,345
Additional CET 1 Capital required for the constitution of the conservation buffer	0
Additional CET 1 Capital required to set up the countercyclical buffer	0
Additional CET 1 Capital required for banks qualified as systemic	0
Additional capital required for the evaluation of the adequacy of Total or Regulatory Capital (Pillar 2)	$ 0

[1]	Information for comparative purposes based on standards contained in Chapter 12-1 of the RAN.